Subordinated Liabilities - Summary of Dated Subordinated Liabilities (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)
Disclosure of subordinated liabilities [line items]
Interest rate			5.875%	5.875%
Dated subordinated liabilities		£ 1,655		£ 2,603
5% Subordinated Notes 2023
Disclosure of subordinated liabilities [line items]
Interest rate	5.00%	5.00%	5.00%	5.00%
Notional amount | $	$ 1,500,000,000		$ 1,500,000,000
Maturity period	2023
Dated subordinated liabilities		£ 542		£ 1,132
4.75% Subordinated Notes 2025
Disclosure of subordinated liabilities [line items]
Interest rate	4.75%	4.75%	4.75%	4.75%
Notional amount | $	$ 1,000,000,000		$ 1,000,000,000
Maturity period	2025
Dated subordinated liabilities		£ 536		£ 763
7.95% Subordinated Notes 2029
Disclosure of subordinated liabilities [line items]
Interest rate	7.95%	7.95%	7.95%	7.95%
Notional amount | $	$ 1,000,000,000		$ 1,000,000,000
Maturity period	2029
Dated subordinated liabilities		£ 242		£ 280
6.50% Subordinated Notes 2030
Disclosure of subordinated liabilities [line items]
Interest rate	6.50%	6.50%	6.50%	6.50%
Maturity period	2030
Dated subordinated liabilities		£ 31		£ 40
5.875% Subordinated Notes 2031
Disclosure of subordinated liabilities [line items]
Interest rate	5.875%	5.875%
Maturity period	2031
Dated subordinated liabilities		£ 10		£ 9
5.625% Subordinated Notes 2045
Disclosure of subordinated liabilities [line items]
Interest rate	5.625%	5.625%	5.625%	5.625%
Notional amount | $	$ 500,000,000		$ 500,000,000
Maturity period	2045
Dated subordinated liabilities		£ 294		£ 379